Summary of Executive Restricted Share Units Plan (Detail) - Executive Restricted Share Units [Member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	46,740	0
Granted | shares	61,930	46,740
Redeemed | shares	(15,570)
Forfeited | shares	(608)
Ending balance | shares	92,492	46,740
Weighted Average Fair Value, Beginning balance | $ / shares	$ 96.9	$ 0
Weighted Average Fair Value, Granted | $ / shares	79.84	96.9
Weighted Average Fair Value, Redeemed | $ / shares	96.9
Weighted Average Fair Value, Forfeited | $ / shares	96.9
Weighted Average Fair Value, Ending balance | $ / shares	$ 85.48	$ 96.9